Segment information - Geographical information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net revenue.	€ 239,724	€ 241,249	€ 234,384
Net revenue.	783,528	505,280	484,846
Discontinued Operations [Member]
Disclosure of operating segments [line items]
Net revenue - discontinued operations	€ 543,804	€ 264,031	€ 250,462
Gilead [member]
Disclosure of operating segments [line items]
Percentage of collaboration revenue over total revenue	100.00%	99.90%	99.90%
United States of America
Disclosure of operating segments [line items]
Net revenue.	€ 239,708	€ 241,149	€ 234,340
Net revenue.	665,174	414,129	467,978
United States of America | Discontinued Operations [Member]
Disclosure of operating segments [line items]
Net revenue - discontinued operations	425,466	172,980	233,638
Europe
Disclosure of operating segments [line items]
Net revenue.	16	100	43
Net revenue.	118,354	91,151	16,867
Europe | Discontinued Operations [Member]
Disclosure of operating segments [line items]
Net revenue - discontinued operations	€ 118,338	€ 91,051	€ 16,824